Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Sep. 28, 2013	Sep. 29, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets and liabilities posted cash collateral	$ 79	$ 59
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign Exchange Forward Contracts, Assets	2	0
Available-for-sale Securities, Current	1	3
Available-for-sale Securities, Noncurrent	93	117
Deferred Compensation Assets	214	180
Total Assets	318	313
Foreign Exchange Forward Contracts, Liabilities	1	3
Total Liabilities	1	5
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign Exchange Forward Contracts, Assets	0	0
Available-for-sale Securities, Current	0	0
Available-for-sale Securities, Noncurrent	4	6
Deferred Compensation Assets	23	31
Total Assets	27	37
Foreign Exchange Forward Contracts, Liabilities	0	0
Total Liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign Exchange Forward Contracts, Assets	3	1
Available-for-sale Securities, Current	1	3
Available-for-sale Securities, Noncurrent	24	25
Deferred Compensation Assets	191	149
Total Assets	248	231
Foreign Exchange Forward Contracts, Liabilities	1	3
Total Liabilities	102	105
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign Exchange Forward Contracts, Assets	0	0
Available-for-sale Securities, Current	0	0
Available-for-sale Securities, Noncurrent	65	86
Deferred Compensation Assets	0	0
Total Assets	65	86
Foreign Exchange Forward Contracts, Liabilities	0	0
Total Liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign Exchange Forward Contracts, Assets	(1)	(1)
Available-for-sale Securities, Current	0	0
Available-for-sale Securities, Noncurrent	0	0
Deferred Compensation Assets	0	0
Total Assets	(22)	(41)
Foreign Exchange Forward Contracts, Liabilities	0	0
Total Liabilities	(101)	(100)
Commodity [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity Derivatives, Assets	8	13
Commodity Derivatives, Liabilities	0	2
Commodity [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity Derivatives, Assets	0	0
Commodity Derivatives, Liabilities	0	0
Commodity [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity Derivatives, Assets	29	53
Commodity Derivatives, Liabilities	101	102
Commodity [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity Derivatives, Assets	0	0
Commodity Derivatives, Liabilities	0	0
Commodity [Member] | Fair Value, Measurements, Recurring [Member] | Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity Derivatives, Assets	(21)	(40)
Commodity Derivatives, Liabilities	$ (101)	$ (100)